Expense Example {- Natural Gas Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Natural Gas Portfolio - Natural Gas Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 94
3 years	293
5 years	509
10 years	$ 1,131